SUBSEQUENT EVENTS (Details) - USD ($)		1 Months Ended		2 Months Ended	12 Months Ended
	Oct. 30, 2014	Feb. 16, 2016	Jan. 26, 2016	Feb. 29, 2016	Dec. 31, 2015	Dec. 31, 2014	Feb. 23, 2016	Jan. 29, 2016	Oct. 29, 2015	Oct. 26, 2015	Aug. 31, 2015	Jul. 06, 2015
Subsequent Event [Line Items]
Aggregate proceeds from sale						$ 3,950,747
Secured Debt [Member]
Subsequent Event [Line Items]
Debt instrument, face amount	$ 9,000,000									$ 1,400,000		$ 1,500,000
Interest rate (as a percent)	10.00%
Paid-in-kind interest rate (as a percent)	4.00%
Secured Debt [Member] | Minimum [Member]
Subsequent Event [Line Items]
Paid-in-kind interest rate (as a percent)	2.00%
Secured Debt [Member] | Maximum [Member]
Subsequent Event [Line Items]
Debt instrument, face amount	$ 20,000,000
Paid-in-kind interest rate (as a percent)	4.00%
Steel Media [Member]
Subsequent Event [Line Items]
Earnout consideration paid in shares					1,283,766
Senior Subordinated Notes [Member] | Steel Media [Member]
Subsequent Event [Line Items]
Debt instrument, face amount	$ 2,500,000
Interest rate (as a percent)	5.00%
Partial prepayment on notes payable									$ 2,258,263		$ 241,737
Common Class A [Member]
Subsequent Event [Line Items]
Common stock issued, shares					28,110,229	29,416,612
Common stock issued, value					$ 28,110	$ 27,030
Subsequent Event [Member] | Secured Debt [Member]
Subsequent Event [Line Items]
Proceeds from agreement		$ 500,000	$ 1,600,000
Debt instrument, face amount		$ 500,000	$ 1,600,000
Interest rate (as a percent)		10.00%	10.00%
Subsequent Event [Member] | Secured Debt [Member] | Minimum [Member]
Subsequent Event [Line Items]
Paid-in-kind interest rate (as a percent)		2.00%	2.00%
Subsequent Event [Member] | Secured Debt [Member] | Maximum [Member]
Subsequent Event [Line Items]
Paid-in-kind interest rate (as a percent)		4.00%	4.00%
Subsequent Event [Member] | Senior Subordinated Notes [Member] | Steel Media [Member]
Subsequent Event [Line Items]
Notes repaid								$ 4,000,000
Partial prepayment on notes payable								$ 1,600,000
Earnout consideration paid in shares								1,283,766
Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Aggregate proceeds from sale				$ 500,000
Aggregate proceeds from issuance of shares, shares				500,000
Subsequent Event [Member] | Common Class A [Member] | Equity Compensation Plan[Member]
Subsequent Event [Line Items]
Shares reserved under the plan							3,000,000
Subsequent Event [Member] | Common Class A [Member] | Consulting Agreement member [Member]
Subsequent Event [Line Items]
Common stock issued, shares							50,000
Common stock issued, value							$ 70,000